Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 23, 2020	Jun. 11, 2019	Feb. 28, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2018	Jul. 29, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative				$ 12,038	$ 7,909	$ 32,557
Transaction expenses					10,091
Class B Unit Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units participation threshold			$ 1.00
Class B Unit Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense					80		$ 104	$ 0
Class B Unit Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Plan grant date fair value			$ 5.19
Modified Class B Unit Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Plan Modification Date Fair Value									$ 9.06
Equity-based compensation expense				0
Unrecognized compensation costs				85,200		85,200
Class A Units [Member] | Board Of Directors [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative				$ 30	25	$ 86
Class A Units [Member] | Peter Cannito | Transaction Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction expenses					$ 650
Class B Units [Member] | June 11 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units Vested as per vesting schedule					(10)
Number of units to be vest as per vesting schedule					90
Class B Units [Member] | Class B Unit Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Grants in Period, Gross		100
Units granted upon full vesting percentage of interest in the predecessor					10.00%
Grant date fair value per unit amount					$ 4,982
Unvested units fully vested for purchase consideration on the PCI acquisition	$ 731